Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,268,491,982	$ 1,115,165,345
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	221,088,286	198,055,728
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	177,136,097	160,328,568
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	43,952,189	37,727,160
Webster Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	92,103,230	85,576,606
Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	6	6
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	955,300,460	831,533,005
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	313,191,522	283,632,340
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	177,136,097	160,328,568
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	43,952,189	37,727,160
Level 1 | Webster Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	92,103,230	85,576,606
Level 1 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	6	6
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	955,300,460	831,533,005
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Webster Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	955,300,460	831,533,005
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Webster Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0